UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY          February 14, 2012
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         42

Form 13F Information Table Value Total:        $101,477
                                                (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.

                                                       FORM 13F INFORMATION TABLE
                                                     Arrow Capital Management, LLC
                                                            December 31, 2011



COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7     COLUMN 8

                                                              VALUE     SHRS OR  SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION      MGRS   SOLE SHARED  NONE
--------------                  ---------------   ------      --------- -------- --- ----   -----------     -----  ---- ------- ----
APPLE INC                       COM               037833100   1,531       3,781  SH         SHARED-DEFINED  1             3,781
APPLE INC                       COM               037833100   1,506       3,719  SH         SHARED-DEFINED  2             3,719
ARCOS DORADOS HOLDINGS INC      SHS CLASS -A -    061830626   1,642      79,972  SH         SHARED-DEFINED  1            79,972
ARCOS DORADOS HOLDINGS INC      SHS CLASS -A -    061830626   1,612      78,528  SH         SHARED-DEFINED  2            78,528
CARTER INC                      COM               146229109   6,094     153,076  SH         SHARED-DEFINED  1           153,076
CARTER INC                      COM               146229109   6,004     150,824  SH         SHARED-DEFINED  2           150,824
COLGATE PALMOLIVE CO            COM               194162103   5,534      59,900      CALL   SHARED-DEFINED  1            59,900
COLGATE PALMOLIVE CO            COM               194162103   5,349      57,900      CALL   SHARED-DEFINED  2            57,900
COLLECTIVE BRANDS INC           COM               19421W100   2,940     204,610  SH         SHARED-DEFINED  1           204,610
COLLECTIVE BRANDS INC           COM               19421W100   2,808     195,390  SH         SHARED-DEFINED  2           195,390
DIAMOND HILL INVESTMENT GROU    COM NEW           25264R207      71         965  SH         SHARED-DEFINED  1               965
DIAMOND HILL INVESTMENT GROU    COM NEW           25264R207      60         806  SH         SHARED-DEFINED  2               806
GOODRICH CORP                   COM               382388106   1,665      13,456  SH         SHARED-DEFINED  1            13,456
GOODRICH CORP                   COM               382388106   1,428      11,544  SH         SHARED-DEFINED  2            11,544
INTERVAL LEISURE GROUP INC      COM               46113M108   2,250     165,324  SH         SHARED-DEFINED  1           165,324
INTERVAL LEISURE GROUP INC      COM               46113M108   2,188     160,749  SH         SHARED-DEFINED  2           160,749
ISHARES INC                     MSCI SINGAPORE    464286673       7         605  SH         SHARED-DEFINED  1               605
ISHARES INC                     MSCI SINGAPORE    464286673      37       3,403  SH         SHARED-DEFINED  2             3,403
JOHNSON & JOHNSON               COM               478160104   3,771      57,500      CALL   SHARED-DEFINED  1            57,500
JOHNSON & JOHNSON               COM               478160104   3,672      56,000      CALL   SHARED-DEFINED  2            56,000
MARKET VECTORS ETF TR           GOLD MINER ETF    57060U100   1,050      20,416  SH         SHARED-DEFINED  1            20,416
MARKET VECTORS ETF TR           GOLD MINER ETF    57060U100   1,007      19,584  SH         SHARED-DEFINED  2            19,584
MASTERCARD INC                  CL A              57636Q104   5,834      15,649  SH         SHARED-DEFINED  1            15,649
MASTERCARD INC                  CL A              57636Q104   5,756      15,438  SH         SHARED-DEFINED  2            15,438
MICHAEL KORS HLDGS LTD          SHS               072441893   2,044      75,000  SH         SHARED-DEFINED  1            75,000
MICHAEL KORS HLDGS LTD          SHS               072441893   2,044      75,000  SH         SHARED-DEFINED  2            75,000
MPG OFFICE TR INC               COM               553274101   1,229     617,396  SH         SHARED-DEFINED  1           617,396
MPG OFFICE TR INC               COM               553274101   1,259     632,604  SH         SHARED-DEFINED  2           632,604
ONCOTHYREON INC                 COM               682324108   1,236     163,000      CALL   SHARED-DEFINED  1           163,000
ONCOTHYREON INC                 COM               682324108   1,148     151,400      CALL   SHARED-DEFINED  2           151,400
ONCOTHYREON INC                 COM               682324108     783     103,281  SH         SHARED-DEFINED  1           103,281
ONCOTHYREON INC                 COM               682324108     771     101,719  SH         SHARED-DEFINED  2           101,719
PRICELINE COM INC               COM NEW           741503403   1,179       2,521  SH         SHARED-DEFINED  1             2,521
PRICELINE COM INC               COM NEW           741503403   1,159       2,479  SH         SHARED-DEFINED  2             2,479
PRIMERICA INC                   COM               74164M108   3,253     139,976  SH         SHARED-DEFINED  1           139,976
PRIMERICA INC                   COM               74164M108   3,127     134,539  SH         SHARED-DEFINED  2           134,539
SPDR GOLD TRUST                 GOLD SHS          78463V107   1,552      10,208  SH         SHARED-DEFINED  1            10,208
SPDR GOLD TRUST                 GOLD SHS          78463V107   1,488       9,792  SH         SHARED-DEFINED  2             9,792
TRIPADVISOR INC                 COM               896945201   2,755     109,283  SH         SHARED-DEFINED  1           109,283
TRIPADVISOR INC                 COM               896945201   2,643     104,847  SH         SHARED-DEFINED  2           104,847
VALEANT PHARMACEUTICALS INTL    COM               91911K102   5,038     107,910  SH         SHARED-DEFINED  1           107,910
VALEANT PHARMACEUTICALS INTL    COM               91911K102   4,953     106,090  SH         SHARED-DEFINED  2           106,090





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